SCHEDULE OF SOLD SHARES OF COMMON STOCK (Details) - shares	1 Months Ended	8 Months Ended
	Oct. 10, 2021	Sep. 05, 2021
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	3,520,000	123,217,500
Yeo Choon Pin [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		60,495,000
SEATech Ventures Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		19,000,000
Bezeus Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		12,000,000
CMK Ventures Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		6,000,000
CT Talent Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		4,880,000
Hoh Jee Choong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		4,639,050
Chong Kwong Hsien [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		3,568,500
Lee Boon Ping (Li WenBing) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		3,568,500
Lim Cheng Jeen [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		3,568,500
GreenPro Ventures Capital Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		2,000,000
Hoh Jei Munn [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000	1,070,550
GreenPro Asia Strategic SPC-GreenPro Asia Strategic Fund SP [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		1,000,000
Su Ching Pung [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		713,700
Low En Lin Justin [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock		713,700
Teoh Leok San [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	330,000
Lin Yu-Ting [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	150,000
Law Geok Luan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	110,000
Semarjit Singh A/L Charan Singh [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	100,000
Ng Su Kiaw [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	100,000
Lee Geok Choo (Li YuZhu) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	100,000
Calvin Chiew An Kian [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	100,000
Han Yee Kwong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	100,000
Chan Keng Hong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	90,000
Martin Chua Kim Soon [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	80,000
Nicholas Tham Wing Kwong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	70,000
Mohana Krishnan Vadaymalai [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Ong Chwee Seng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Low Kok An [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Ng Choon Hiang [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Lim Boon Kiat (Lin WenJi) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Lin Ming-Yung [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Ang Pau Peng Andrew [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Low Pei Fui [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Rozlan Bin Mohamed [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Goh Siau Mei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Michael Bong Enn Chung [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	50,000
Chong Wai Peng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	40,000
Goh Kong Ming [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	40,000
Liew Yung Chean [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	40,000
Chia Ying Jze [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	40,000
Lau Jee Soon [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	40,000
Ng Chun Pong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Chee Zheng Hao [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Low Yip Seng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Yau Yeck Khing [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Lim Sui Chieh [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Chiew Chee Boon [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Sam Wai Ying [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Chum Shek Yin [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Ong Chung Ping [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Hoh Oye Chye [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Ho Koon Leng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	30,000
Tan Hwee Hor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Shaun Ng Tian Swee [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ong Ban Hin [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ng Soon Lee (Huang ShunLi) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Low Yan Hwee [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Law Zhen Lun Alan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Law Chee Siong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Nah Ah Joo [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Oh May Lian, Jo-An [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Sia Keh Cheang [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Er Bao Ji [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ng Eng Beng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Lee Kai Seng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ong Kok Leong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Angelia Goh Siow Wei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Tan Wei Wei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Loy Thai Seng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Goh Meng Jiann [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Yau Wee Lei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Chua Jiun Ming [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ng Chee Yong (Huang ZhiYang) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Tang Soon Kit [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ho Yin Wai [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Cheam Heng Soon [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Kang Chin Ei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Kwan Kar Siang [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Soh Chin Kiang [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Lee Leng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Tan Ching Wah (Chen QingHua) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Yeow Yee Jen [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Tan Sze Fong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Teo Ing Lien [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Choo Teik Shiong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ooi Jun Wei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Phuan Jia Hao [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Lee Jyh Xiong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Lee Sze Huei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Ho Chi Kian [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Phee Bee Yee [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Gerry Ong Teck Heng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Goh Yong Hin (Wu YongXin) [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Felix Koh Wee Kiong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	20,000
Tan Ik Huang [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Kwek Swee Kee Michael [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Andrew Goh Jun Fei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Ooi Ke Lun [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Sim Min Yew [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Lum Cheng Fai [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Lee Fong Hin [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Poh Boon Kee [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Chan Ying Rui [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Yong Wai Liong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Low Say Heng [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Lai Wei Qian [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Yee Beng Kiat [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Ooi Eng Hong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Koh Pia Noi [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Yee Beng Kwan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Tan Boon Hoong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Ng Hup Moi [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Phuan Yong Hao [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Lee Jyh Haur [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Lee Sze Pei [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Lee Tze Chyuan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Sun QianQian Angeline [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Lau Ming Cheat [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000
Tan Yien Fong [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of sold shares of common stock	10,000